Financial Instruments (Details) - Schedule of existing customers/related parties - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Counterparties with no external risk rating
Receivable from related parties and joint operators		S/ 542,392	S/ 643,897
A [Member]
Counterparties with no external risk rating
Trade accounts receivable		162,555	28,156
B [Member]
Counterparties with no external risk rating
Trade accounts receivable		1,635,926	1,478,789
C [Member]
Counterparties with no external risk rating
Trade accounts receivable		3,970	10,993
B [Member]
Counterparties with no external risk rating
Receivable from related parties and joint operators	[1]	18,760	20,817
C [Member]
Counterparties with no external risk rating
Receivable from related parties and joint operators		8,985
Trade accounts receivable [Member]
Counterparties with no external risk rating
Trade accounts receivable		1,802,451	1,517,938
Receivable from related parties and joint operators [Member]
Counterparties with no external risk rating
Receivable from related parties and joint operators		S/ 27,745	S/ 20,817

[1]	The account receivable from related parties does not include the balance receivable from Gasoducto Sur Peruano S.A.